Change in Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 295
Actual return on assets related to assets still held	12
Purchases, sales and settlements
Currency impact	(2)
Ending balance	$ 305